Schedule of Segment Information (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Segment Reporting [Abstract]
Revenues	$ 11,085,548	$ 3,325,990	$ 3,247,543
Cost of revenues	(5,467,947)	(1,533,099)	(1,972,633)
Selling and marketing expenses	(1,542,136)	(149,891)	(207,977)
General and administrative expenses	(1,826,170)	(1,098,152)	(514,387)
Other segment expenses	(460,893)	(143,314)	(15,992)
Net income	$ 1,788,402	$ 401,534	$ 536,554